Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

As of December 31, 2017, 2018 and 2019, the balances are comprised of the following:

	December 31, 2017		December 31, 2018		December 31, 2019
Cash	Ps.	1,616,408	Ps.	1,912,047	Ps.	3,593,756
Investments of cash surpluses		5,855,824		3,894,166		3,897,894
Cash equivalents designated for expenditure, held in trust		257,911		345,244		8,543
Total	Ps.	7,730,143	Ps.	6,151,457	Ps.	7,500,193